Stockholders’ Equity/(Deficit) (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 24, 2023	Jul. 31, 2023	Dec. 31, 2023	Mar. 14, 2024	Feb. 01, 2024	Dec. 31, 2022
Class of Stock [Line Items]
Common stock, voting rights			common stock are entitled to one vote for each share of common stock
Common stock, shares authorized			15,000,000			15,000,000
Common stock, par value			$ 0.01			$ 0.01
Common stock, shares issued			2,467,434			2,218,500
Common stock, shares outstanding			2,467,434			2,218,500
AgeX Therapeutics Inc [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			5,000,000			5,000,000
Preferred stock voting rights			(i) creation of any Preferred Stock ranking as senior stock to the series with respect to liquidation preferences; (ii) repurchase of any shares of common stock or other junior stock except shares issued pursuant to or in connection with a compensation or incentive plan or agreement approved by the Board of Directors for any officers, directors, employees or consultants of AgeX; (iii) any sale, conveyance, or other disposition of all or substantially all AgeX’s property or business, or any liquidation or dissolution of AgeX, or a merger into or consolidation with any other corporation (other than a wholly-owned subsidiary corporation) but only to the extent that the Delaware General Corporation Law requires that such transaction be approved by each class or series of Preferred Stock; (iv) any adverse change in the powers, preferences and rights of, and the qualifications, limitations or restrictions on, the series of Preferred Stock; or (v) any amendment of AgeX’s Certificate of Incorporation or Bylaws that results in any adverse change in the powers, preferences and rights of, and the qualifications, limitations or restrictions on, the series of Preferred Stock. However, the terms of the Preferred Stock do not restrict or limit the rights and powers of the Board of Directors to fix by resolution the rights, preferences, and privileges of, and restrictions and limitations on, stock ranking as parity stock or junior stock to a series of Preferred Stock.
Common stock, shares authorized			200,000,000			200,000,000
Common stock, par value			$ 0.0001			$ 0.0001
Common stock, shares issued			1,079,000			1,079,000
Common stock, shares outstanding			1,079,000			1,079,000
Warrant to purchase share of common stock			53,980
AgeX Therapeutics Inc [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued			1,079,080			1,079,022
Common stock, shares outstanding			1,079,080			1,079,022
AgeX Therapeutics Inc [Member] | Subsequent Event [Member] | Exchange Agreement [Member]
Class of Stock [Line Items]
Conversion of stock, shares converted					1,421,666
Series B Preferred Stock [Member] | AgeX Therapeutics Inc [Member]
Class of Stock [Line Items]
Subscriptions price	$ 100,000
Preferred stock closing price	$ 0.72
Juvenescence Limited [Member] | AgeX Therapeutics Inc [Member]
Class of Stock [Line Items]
Extinguishment of debt	$ 36,000,000	$ 36,000,000
Juvenescence Limited [Member] | AgeX Therapeutics Inc [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Conversion of stock, shares converted					1,421,666
Common stock, shares issued				1,889,323
Juvenescence Limited [Member] | Series A Preferred Stock [Member] | AgeX Therapeutics Inc [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	211,600
Juvenescence Limited [Member] | Series B Preferred Stock [Member] | AgeX Therapeutics Inc [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	148,400
Juvenescence [Member] | AgeX Therapeutics Inc [Member]
Class of Stock [Line Items]
Line of credit facility			$ 2,500,000
Warrant to purchase share of common stock			294,482
Juvenescence [Member] | AgeX Therapeutics Inc [Member] | Issuance and Sale of Warrants [Member]
Class of Stock [Line Items]
Warrant to purchase share of common stock			53,980